Equity Capital Structure and Equity Incentive Plan	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Equity Capital Structure and Equity Incentive Plan

8. Equity Capital Structure and Equity Incentive Plan:

The Company’s authorized common and preferred stock consists of 450,000,000 common shares, 50,000,000 preferred shares of which 1,000,000 are authorized as Series A Convertible Preferred Shares. The Company had nil and 181,475 Series A Convertible Preferred Shares issued and outstanding as at December 31, 2019 and 2020, respectively with a par value of USD 0.001 per share.

The amounts shown in the accompanying consolidated balance sheets as Additional paid-in capital represent contributions made by the stockholders at various dates to finance vessel acquisitions in excess of the amounts of bank loans obtained, advances for working capital purposes, net of subsequent distributions primarily from re-imbursement of certain payments to shipyards in respect to the construction of new-built vessels, the non-cash portion of the interest payable in shares under the Amended & Restated Promissory Note, net proceeds from the issuance of common stock and the net proceeds of $4.3 million from the Company’s offering of 200,000 units referred below. There was no paid-in capital re-imbursement for the years ended December 31, 2019 and 2020.

On February 2, 2018, the Company filed with the SEC a registration statement on Form F-3, under which it may sell from time to time common stock, preferred stock, debt securities, warrants, purchase contracts and units, each as described therein, in any combination, in one or more offerings up to an aggregate dollar amount of $100,000. In addition, the selling stockholders referred to in the registration statement may sell in one of more offerings up to 5,233,222 shares of the Company’s common stock from time to time as described therein. The registration statement was declared effective by the SEC on February 12, 2018. On March 30, 2018, the Company filed a prospectus supplement to the Shelf Registration Statement related to an At-The-Market Program (“ATM Program”) under which it may, from time to time, issue and sell shares of its common stock up to an aggregate offering of $2,300 through a sales agent as either agent or principal. No shares were sold under this initial ATM Program, but on November 19, 2018, the prospectus supplement was amended to increase the offering to $3,675. As of December 31, 2018, and 2019, the Company issued and sold 182,297 and 214,828 common shares, respectively, under the ATM Program. As of December 31, 2020, no shares have been sold under the ATM Program.

On October 13, 2020, the Company announced the closing of its offering of 200,000 Units at an offering price of $25.00 per Unit (the “Offering”). Each Unit was immediately separable into one 7.75% Series A Convertible Preferred Shares and eight (8) detachable Warrants, each warrant exercisable for one common share, for a total of up to 1,600,000 common shares of the Company. Each Warrant will entitle the holder to purchase one common share at an initial exercise price of $1.40 per share at any time prior to October 13, 2025 or, in case of absence of an effective registration statement, to exchange those cashless based on a formula. Any Warrants that remain unexercised on October 13, 2025 shall be automatically exercised by way of a cashless exercise on that date.

On October 13, 2020, the Company had granted the underwriter a 45-day option to purchase up to 30,000 additional Series A Convertible Preferred Shares and/or 240,000 additional Warrants. The purchase price to be paid by the Underwriters per optional preferred share was $23.051 and the purchase price per optional Warrant was $0.00925. On the same day, the underwriter partially exercised its overallotment option for 135,040 Warrants for gross proceeds of $1. The Company considered that the overallotment option was a freestanding financial instrument but did not meet the derivative definition criteria and did not require bifurcation.

The Warrants are also subject to customary adjustment provisions, such as for stock dividends, subdivisions and combinations and certain fundamental transactions such as those in which the Company directly or indirectly, in one or more related transactions effect any merger or consolidation of the Company with or into another entity, or the Company effects any sale, lease, license, assignment, transfer, conveyance or other disposition of all or substantially all of its assets in one or a series of related transactions. The Company determined that the Warrants are indexed to its own stock and meet all the conditions for equity classification. As of December 31, 2020, 1,735,040 Warrants remained outstanding.

The Series A Convertible Preferred Shares and Warrants are listed on the Nasdaq Capital Market under the symbols “PXSAP” and “PXSAW”, respectively.

Each Series A Convertible Preferred Share is convertible into common shares at an initial conversion price of $1.40 per common share, or 17.86 common shares, at any time at the option of the holder, subject to certain customary adjustments.

If the trading price of Pyxis Tankers’ common stock equals or exceeds $2.38 per share for at least 20 days in any 30 consecutive trading day period ending 5 days prior to notice, the Company can call, in whole or in part, for mandatory conversion of the Series A Convertible Preferred Shares. The holders, however, will be prohibited from converting the Series A Convertible Preferred Shares into common shares to the extent that, as a result of such conversion, the holder would own more than 9.99% of the total number common shares then issued and outstanding, unless a 61-day notice is delivered to the Company. The conversion price is subject to customary anti-dilution and other adjustments relating to the issuance of common shares as a dividend or the subdivision, combination, or reclassification of common shares into a greater or lesser number of common shares.

Beginning on October 13, 2023, the Company may, at its option, redeem the Series A Convertible Preferred Shares, in whole or in part, by paying $25.00 per share, plus any accrued and unpaid dividends to the date of redemption.

If the Company liquidates, dissolves or winds up, holders of the Series A Convertible Preferred Shares will have the right to receive $25.00 per share, plus all accumulated, accrued and unpaid dividends (whether or not earned or declared) to and including the date of payment, before any payments are made to the holders of the Company’s common shares or to the holders of equity securities the terms of which provide that such equity securities will rank junior to the Series A Convertible Preferred Shares. The rights of holders of Series A Convertible Preferred Shares to receive their liquidation preference also will be subject to the proportionate rights of any other class or series of our capital stock ranking in parity with the Series A Convertible Preferred Shares as to liquidation.

The Series A Convertible Preferred Shares are not redeemable for a period of three years from issuance, except upon change of control. In the case of a change of control that is pre-approved by the Company’s Board of Directors, holders of Series A Convertible Preferred Shares have the option to (i) demand that the Company redeem the Series A Convertible Preferred Shares at (a) $26.63 per Series A Convertible Preferred Share from the date of issuance until October 13, 2021, (b) $25.81 per Series A Convertible Preferred Share from October 13, 2021 until October 13, 2022 and (c) $25.00 after October 13, 2022, or (ii) continue to hold the Series A Convertible Preferred Shares. Upon a change of control, the holders also have the option to convert some or all of the Series A Convertible Preferred Shares, together with any accrued or unpaid dividends, into shares of common stock at the conversion rate. Change of Control means that (i) Mr. Valentios Valentis and his affiliates cease to own at least 20% of the voting securities of the Company, or (ii) a person or group acquires at least 50% voting control of the Company, and in the case of each of either (i) or (ii), neither the Company nor any surviving entity has its common stock listed on a recognized U.S. exchange.

The Series A Convertible Preferred Shares did not generate a beneficial conversion feature (BCF) upon issuance as the fair value of the Company’s common shares was lower than the conversion price. The Series A Convertible Preferred Shares did not meet the criteria for mandatorily redeemable financial instruments. Additionally, the Company determined that the nature of the Series A Convertible Preferred Shares was more akin to an equity instrument and that the economic characteristics and risks of the embedded conversion options were clearly and closely related to the Series A Convertible Preferred Shares. As such, the conversion options were not required to be bifurcated from the equity host under ASC 815, Derivatives and Hedging. The Company also determined that the redemption call option did meet the definition of a derivative but is eligible for exception from derivative accounting and thus no bifurcation of the feature was performed.

The Series A Convertible Preferred Shares will not vote with the common shares, however, if dividends on the Series A Convertible Preferred Shares are in arrears for eighteen (18) or more consecutive or non-consecutive monthly dividends, the holders of the Series A Convertible Preferred Shares, voting as a single class, shall be entitled to vote for the election of one additional director to serve on the Board of Directors until the next annual meeting of shareholders following the date on which all dividends that are owed and are in arrears have been paid. In addition, unless the Company has received the affirmative vote or consent of the holders of at least 66.67% of the then outstanding Series A Convertible Preferred Shares, voting as a single class, the Company may not create or issue any class or series of capital stock ranking senior to the Series A Convertible Preferred Shares with respect to dividends or distributions.

Dividends on the Series A Convertible Preferred Shares are cumulative from and including the date of original issuance in the amount of $1.9375 per share each year, which is equivalent to 7.75% of the $25.00 liquidation preference per share. Dividends on the Series A Convertible Preferred Shares are paid monthly in arrears starting November 20, 2020, to the extent declared by the board of directors of the Company.

On November 20, 2020, the Company paid a cash dividend of $0.1991 per share on each Series A Convertible Preferred Share for the first period in November 2020. On December 21, 2020, the Company paid a cash dividend of $0.1615 per share on each Series A Convertible Preferred Share for the month of December 2020.

The Company also agreed to issue and sell to designees of the underwriter as compensation, two separate types of Underwriter’s Warrants for an aggregate purchase price of $100 (absolute amount). The warrants were issued pursuant to an Underwriting Agreement dated October 8, 2020. The first type of the Underwriter’s Warrants is a warrant for the purchase of an aggregate of 2,000 Series A Convertible Preferred Shares at an exercise price of $24.92 and the second type is a warrant for the purchase of an aggregate of 16,000 Warrants at an exercise price of $0.01, at any time on or after April 6, 2021 and prior to October 8, 2025 (the “Termination Date”). On exercise, each Underwriter Warrant allows the holder to purchase one Series A Convertible Preferred Share or one Warrant of the Company or, in case of absence of an effective registration statement, to exchange those cashless based on a formula set in the Underwriting Agreement.

Any Underwriter’s Warrants that remain unexercised on the Termination Date shall be automatically exercised by way of a cashless exercise on that date. The Underwriter’s Warrants are also subject to customary adjustment provisions similar to the detachable Warrants discussed above.

The Company has accounted for Underwriter’s Warrants in accordance with ASC 718-Compensation-Stock Compensation, classified within stockholders’ equity. As of December 31, 2020, 2,000 Underwriter’s Warrants to purchase 2,000 Series A Convertible Preferred Shares and 16,000 Underwriter’s warrant to purchase 16,000 Warrants remained outstanding.

The Company received gross proceeds of $5.0 million from the Offering, prior to deducting underwriting discounts and offering expenses. The net proceeds from the Offering of approximately $4.3 million were used for general corporate purposes, including working capital and the repayment of debt.

As of December 31, 2018, following the issuance and sale of 182,297 shares of common stock under the ATM Program, the Company’s outstanding common shares increased from 20,877,893 to 21,060,190. As of December 31, 2019, following the issuance and sale of additional 214,828 common shares under the ATM Program the Company raised $354 at an average (gross) price of $1.65/share. Furthermore, during the same period, the Company issued 95,262 of common shares to settle the interest charged on the Amended & Restated Promissory Note, discussed in Note 3. As a result of the above transactions the Company’s outstanding common shares increased from 21,060,190 to 21,370,280 as at December 31, 2019. During the year ended December 31, 2020, the Company issued additional 260,495 of common shares to settle the interest charged on the Amended & Restated Promissory Note, discussed in Note 3. Furthermore, during the same year 18,525 Series A Convertible Preferred Shares were converted to 332,106 common stock. The Company’s common stock issued and outstanding increased from 21,370,280 to 21,962,881 as at December 31, 2020 and, as of the same date, the Company’s outstanding Series A Convertible Preferred Stock decreased from 200,000 to 181,475 while no Warrants of any type were exercised.